Variable Interest Entities and Equity Method Investments - Summarized Financials (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
FINANCIAL POSITION:
Current assets	$ 1,389,897				$ 1,671,191				$ 1,389,897	$ 1,671,191
Total assets	2,670,462				2,861,299				2,670,462	2,861,299
Current liabilities	1,315,361				1,476,325				1,315,361	1,476,325
Partners'/Owners' equity	546,716				412,185				546,716	412,185
Total liabilities and stockholders' equity	2,670,462				2,861,299				2,670,462	2,861,299
RESULTS OF OPERATIONS:
Revenue	1,315,083	$ 1,302,609	$ 1,290,965	$ 1,287,010	1,332,796	$ 1,303,978	$ 1,284,652	$ 1,228,355	5,195,667	5,149,781	$ 5,216,524
Selling, general and administrative									(909,254)	(924,301)	(1,076,000)
Operating income	24,615	(1,624)	(14,051)	41,022	18,973	55,151	14,396	39,432	49,962	127,952	55,346
Net income (loss) attributable to CH2M	36,568	$ 15,933	$ (62,042)	$ 24,579	13,710	$ 39,445	$ 3,750	$ 23,498	15,038	80,403	(181,537)
CH2M's share of net income									51,957	46,765	54,918
Unconsolidated | Equity method investments
FINANCIAL POSITION:
Current assets	457,273				569,224				457,273	569,224
Noncurrent assets	21,964				22,333				21,964	22,333
Total assets	479,237				591,557				479,237	591,557
Current liabilities	303,502				383,887				303,502	383,887
Noncurrent liabilities	1,353				1,566				1,353	1,566
Partners'/Owners' equity	174,382				206,104				174,382	206,104
Total liabilities and stockholders' equity	479,237				591,557				479,237	591,557
CH2M HILL's share of equity	$ 66,329				$ 84,296				66,329	84,296
RESULTS OF OPERATIONS:
Revenue									1,683,389	2,382,854	2,514,461
Direct costs									(1,544,856)	(2,177,271)	(2,297,607)
Gross margin									138,533	205,583	216,854
Selling, general and administrative									(44,306)	(55,250)	(39,981)
Operating income									94,227	150,333	176,873
Other loss, net									(5,028)	(4,620)	(3,663)
Net income (loss) attributable to CH2M									89,199	145,713	173,210
CH2M's share of net income									$ 51,957	$ 46,765	$ 54,918